American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,317,859	$58,355
Equity-income funds 35%
Capital Income Builder, Class R-6	3,759,811	235,252
The Income Fund of America, Class R-6	7,488,823	176,212
		411,464
Balanced funds 15%
American Balanced Fund, Class R-6	3,907,997	117,318
American Funds Global Balanced Fund, Class R-6	1,573,204	58,649
		175,967
Fixed income funds 45%
The Bond Fund of America, Class R-6	21,691,666	297,176
U.S. Government Securities Fund, Class R-6	8,308,581	118,896
American Funds Mortgage Fund, Class R-6	5,802,063	59,529
American Funds Inflation Linked Bond Fund, Class R-6	5,431,343	59,527
		535,128
Total investment securities 100% (cost: $1,101,925,000)		1,180,914
Other assets less liabilities 0%		(302)
Net assets 100%		$1,180,612
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$54,459	$1,941	$3,645	$109	$5,491	$58,355	$359	$—
Equity-income funds 35%
Capital Income Builder, Class R-6	222,722	10,389	21,782	67	23,856	235,252	2,475	—
The Income Fund of America, Class R-6	166,624	6,372	13,371	296	16,291	176,212	2,003	—
						411,464
Balanced funds 15%
American Balanced Fund, Class R-6	110,527	6,881	6,736	352	6,294	117,318	461	2,859
American Funds Global Balanced Fund, Class R-6	55,106	1,810	4,391	380	5,744	58,649	258	—
						175,967
Fixed income funds 45%
The Bond Fund of America, Class R-6	284,739	36,643	18,107	(7)	(6,092)	297,176	1,221	8,854
U.S. Government Securities Fund, Class R-6	114,121	15,484	6,213	(28)	(4,468)	118,896	256	4,346
American Funds Mortgage Fund, Class R-6	56,965	6,532	2,175	—[2]	(1,793)	59,529	125	1,896
American Funds Inflation Linked Bond Fund, Class R-6	56,679	5,977	2,456	13	(686)	59,527	1,280	955
						535,128
Total 100%				$1,182	$44,637	$1,180,914	$8,438	$18,910
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 2 of 7

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,398,157	$61,910
Equity-income funds 50%
The Income Fund of America, Class R-6	13,223,116	311,140
Capital Income Builder, Class R-6	4,969,279	310,928
		622,068
Balanced funds 20%
American Balanced Fund, Class R-6	6,214,316	186,554
American Funds Global Balanced Fund, Class R-6	1,684,780	62,808
		249,362
Fixed income funds 25%
The Bond Fund of America, Class R-6	9,192,857	125,942
American Funds Inflation Linked Bond Fund, Class R-6	5,737,033	62,878
American Funds Mortgage Fund, Class R-6	6,127,986	62,873
U.S. Government Securities Fund, Class R-6	4,391,287	62,840
		314,533
Total investment securities 100% (cost: $1,151,645,000)		1,247,873
Other assets less liabilities 0%		(330)
Net assets 100%		$1,247,543
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$55,704	$520	$—	$—	$5,686	$61,910	$384	$—
Equity-income funds 50%
The Income Fund of America, Class R-6	281,783	3,618	2,193	24	27,908	311,140	3,618	—
Capital Income Builder, Class R-6	281,996	4,122	5,412	(50)	30,272	310,928	3,356	—
						622,068
Balanced funds 20%
American Balanced Fund, Class R-6	169,705	7,459	550	9	9,931	186,554	739	4,582
American Funds Global Balanced Fund, Class R-6	56,724	281	479	8	6,274	62,808	282	—
						249,362
Fixed income funds 25%
The Bond Fund of America, Class R-6	115,434	13,800	620	(17)	(2,655)	125,942	508	3,777
American Funds Inflation Linked Bond Fund, Class R-6	58,129	5,497	—	—	(748)	62,878	1,348	1,006
American Funds Mortgage Fund, Class R-6	58,396	6,434	49	—[2]	(1,908)	62,873	130	2,010
U.S. Government Securities Fund, Class R-6	58,433	6,904	106	(1)	(2,390)	62,840	132	2,302
						314,533
Total 100%				$(27)	$72,370	$1,247,873	$10,497	$13,677
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 4 of 7

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,582,683	$62,500
Growth-and-income funds 5%
American Mutual Fund, Class R-6	1,400,112	61,997
Equity-income funds 50%
The Income Fund of America, Class R-6	13,220,660	311,082
Capital Income Builder, Class R-6	4,971,449	311,064
		622,146
Balanced funds 30%
American Balanced Fund, Class R-6	8,310,607	249,484
American Funds Global Balanced Fund, Class R-6	3,341,323	124,565
		374,049
Fixed income funds 10%
American Funds Inflation Linked Bond Fund, Class R-6	5,814,774	63,730
American High-Income Trust, Class R-6	6,232,149	63,692
		127,422
Total investment securities 100% (cost: $1,126,426,000)		1,248,114
Other assets less liabilities 0%		(258)
Net assets 100%		$1,247,856
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 5 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$55,310	$3,178	$2,378	$111	$6,279	$62,500	$273	$1,338
Growth-and-income funds 5%
American Mutual Fund, Class R-6	55,311	1,216	179	4	5,645	61,997	384	—
Equity-income funds 50%
The Income Fund of America, Class R-6	278,776	8,799	4,110	(14)	27,631	311,082	3,590	—
Capital Income Builder, Class R-6	278,775	7,160	4,680	(42)	29,851	311,064	3,333	—
						622,146
Balanced funds 30%
American Balanced Fund, Class R-6	223,881	14,607	2,062	29	13,029	249,484	993	6,156
American Funds Global Balanced Fund, Class R-6	111,865	1,924	1,600	23	12,353	124,565	555	—
						374,049
Fixed income funds 10%
American Funds Inflation Linked Bond Fund, Class R-6	56,422	8,840	767	(11)	(754)	63,730	1,378	1,028
American High-Income Trust, Class R-6	56,989	4,372	1,264	7	3,588	63,692	1,083	—
						127,422
Total 100%				$107	$97,622	$1,248,114	$11,589	$8,522
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-825-0321O-S78016	American Funds Retirement Income Portfolio Series — Page 7 of 7